Auditors' remuneration - Auditors' remuneration (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditors Remuneration [Line Items]
Audit of the Group	$ 16.7	$ 14.3	$ 13.5
Audit-related assurance service	0.9	1.0	0.9
Other assurance services	3.3	2.3	0.6
Total assurance services	4.2	3.3	1.5
Tax compliance		0.3	0.5
Tax advisory services		0.2	0.1
Other non-audit services not covered above	0.2	0.7	1.8
Total non-audit services	4.4	4.5	3.9
Total Group Auditors’ remuneration	21.1	18.8	17.4
Audit of the financial statements of the Group’s subsidiaries	1.4	2.0	2.1
Fees in respect of pension scheme audits	0.1	0.5	0.3
Total audit fees payable to other accounting firms	1.5	2.5	2.4
Rio Tinto [member]
Auditors Remuneration [Line Items]
Audit of the Group	9.2	6.2	4.5
Subsidiaries [Member]
Auditors Remuneration [Line Items]
Audit of the Group	$ 7.5	$ 8.1	$ 9.0